UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number	811-05454

Dreyfus New Jersey Municipal Bond Fund, Inc.
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

Bennett A. MacDougall, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6400

Date of fiscal year end:	12/31
Date of reporting period:	09/30/17

FORM N-Q

Item 1.                         Schedule of Investments.

STATEMENT OF INVESTMENTS
Dreyfus New Jersey Municipal Bond Fund, Inc.
September 30, 2017 (Unaudited)

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)		Value ($)
Long-Term Municipal Investments - 98.9%
New Jersey - 95.0%
Atlantic County Improvement Authority,
Stockton University GO, LR (Atlantic City
Campus Project) (Insured; Assured
Guaranty Municipal Corp.)	5.00	7/1/48	3,000,000		3,333,690
Bayonne,
General Improvement GO (Insured; Build
America Mutual Assurance Company)	5.00	7/1/39	1,000,000		1,124,260
Camden County Improvement Authority,
County Guaranteed Loan Revenue
(County Capital Program)	5.00	1/15/31	3,000,000		3,536,430
Camden County Improvement Authority,
County Guaranteed Loan Revenue
(County Capital Program)	5.00	1/15/32	2,695,000		3,163,714
Camden County Improvement Authority,
Health Care Redevelopment Project
Revenue (The Cooper Health System
Obligated Group Issue)	5.00	2/15/34	1,000,000		1,100,040
Camden County Improvement Authority,
Health Care Redevelopment Project
Revenue (The Cooper Health System
Obligated Group Issue)	5.75	2/15/42	5,000,000		5,601,550
East Orange Board of Education,
COP, LR (Insured; Assured Guaranty
Municipal Corp.)	0.00	2/1/21	685,000	[a]	643,331
East Orange Board of Education,
COP, LR (Insured; Assured Guaranty
Municipal Corp.)	0.00	2/1/26	745,000	[a]	591,910
East Orange Board of Education,
COP, LR (Insured; Assured Guaranty
Municipal Corp.)	0.00	2/1/28	2,345,000	[a]	1,717,314
Essex County Improvement Authority,
SWDR (Covanta Project)	5.25	7/1/45	2,500,000	[b]	2,516,350
Garden State Preservation Trust,
Revenue (Open Space and Farmland
Preservation Bonds) (Insured; Assured
Guaranty Municipal Corp.)	5.75	11/1/28	10,000,000		12,141,300
Gloucester County Improvement Authority,
Revenue (Rowan University Project)
(Insured; Assured Guaranty Municipal
Corporation)	5.00	11/1/30	1,000,000		1,182,330
Gloucester County Pollution Control
Financing Authority,
PCR (Logan Project)	5.00	12/1/24	1,000,000		1,094,500
Gloucester Township Municipal Utilities
Authority,
Sewer Revenue (Insured; AMBAC)	5.65	3/1/18	345,000		350,323
Hudson County Improvement Authority,
County Secured LR (Hudson County
Vocational-Technical Schools Project)	5.00	5/1/46	2,500,000		2,859,750

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)		Value ($)
Long-Term Municipal Investments - 98.9% (continued)
New Jersey - 95.0% (continued)
Hudson County Improvement Authority,
Harrison Stadium Land Acquisition
Special Obligation Revenue (Harrison
Redevelopment Project) (Insured;
National Public Finance Guarantee Corp.)	0.00	12/15/34	3,000,000	[a]	1,628,910
Irvington Township,
GO (Fiscal Year Adjustment Bonds and
General Improvement Bonds) (Insured;
Assured Guaranty Municipal Corp.)	5.00	7/15/32	2,000,000		2,257,240
Jersey City,
GO	5.00	11/1/33	400,000		474,164
Mercer County Improvement Authority,
County Secured Open Space Revenue
(Insured; National Public Finance
Guarantee Corp.)	5.00	8/1/40	3,290,000		3,300,331
Middletown Township Board of Education,
GO	5.00	8/1/25	1,000,000		1,107,010
Middletown Township Board of Education,
GO	5.00	8/1/26	2,935,000		3,248,223
Monmouth County Improvement Authority,
Governmental Pooled Loan Revenue	5.00	2/15/31	625,000		756,044
Monmouth County Improvement Authority,
Governmental Pooled Loan Revenue	5.00	2/15/32	500,000		601,590
Monroe Township Board of Education,
School District GO	5.00	3/1/34	1,250,000		1,433,113
New Brunswick Parking Authority,
City Guaranteed Parking Revenue
(Insured; Build America Mutual
Assurance Company)	5.00	9/1/35	2,000,000		2,334,900
New Jersey Economic Development
Authority,
Cigarette Tax Revenue	5.00	6/15/24	3,000,000		3,305,490
New Jersey Economic Development
Authority,
Cigarette Tax Revenue	5.00	6/15/28	3,625,000		3,909,562
New Jersey Economic Development
Authority,
Department of Human Services
Composite Revenue (Division of
Developmental Disabilities)	6.25	7/1/24	595,000		603,616
New Jersey Economic Development
Authority,
Motor Vehicle Surcharge Revenue
(Insured; National Public Finance
Guarantee Corp.)	0.00	7/1/20	3,350,000	[a]	3,175,565
New Jersey Economic Development
Authority,
Motor Vehicle Surcharge Revenue
(Insured; National Public Finance
Guarantee Corp.)	0.00	7/1/21	2,620,000	[a]	2,417,815
New Jersey Economic Development
Authority,
MTR Vehicle Surcharges Revenue	5.00	7/1/33	1,000,000		1,097,860

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)		Value ($)
Long-Term Municipal Investments - 98.9% (continued)
New Jersey - 95.0% (continued)
New Jersey Economic Development
Authority,
Private Activity Revenue (The Goethals
Bridge Replacement Project)	5.38	1/1/43	3,500,000		3,907,470
New Jersey Economic Development
Authority,
Revenue (Hillcrest Health Service System
Project) (Insured; AMBAC)	0.00	1/1/18	2,500,000	[a]	2,492,675
New Jersey Economic Development
Authority,
Revenue (Hillcrest Health Service System
Project) (Insured; AMBAC)	0.00	1/1/20	6,500,000	[a]	6,238,310
New Jersey Economic Development
Authority,
Revenue (Hillcrest Health Service System
Project) (Insured; AMBAC)	0.00	1/1/22	6,000,000	[a]	5,473,440
New Jersey Economic Development
Authority,
Revenue (Provident Group - Rowan
Properties L.L.C. - Rowan University
Student Housing Project)	5.00	1/1/35	1,000,000		1,080,020
New Jersey Economic Development
Authority,
Revenue (Provident Group-Kean
Properties L.L.C. - Kean University
Student Housing Project)	5.00	7/1/37	650,000		706,648
New Jersey Economic Development
Authority,
Revenue (Provident Group-Kean
Properties L.L.C. - Kean University
Student Housing Project)	5.00	7/1/47	1,000,000		1,075,060
New Jersey Economic Development
Authority,
School Facilities Construction Revenue	5.75	9/1/23	385,000		423,396
New Jersey Economic Development
Authority,
School Facilities Construction Revenue
(Insured; National Public Finance
Guarantee Corp.)	5.50	9/1/27	10,000,000		12,137,800
New Jersey Economic Development
Authority,
School Facilities Construction Revenue
(Prerefunded)	5.75	3/1/21	1,380,000	[c]	1,591,927
New Jersey Economic Development
Authority,
Special Facility Revenue (Continental
Airlines, Inc. Project)	5.25	9/15/29	8,050,000		8,848,882
New Jersey Economic Development
Authority,
Water Facilities Revenue (New Jersey -
American Water Company, Inc. Project)	5.10	6/1/23	3,000,000		3,249,720
New Jersey Economic Development
Authority,
Water Facilities Revenue (New Jersey -
American Water Company, Inc. Project)	5.60	11/1/34	6,600,000		7,157,568

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)		Value ($)
Long-Term Municipal Investments - 98.9% (continued)
New Jersey - 95.0% (continued)
New Jersey Economic Development
Authority,
Water Facilities Revenue (New Jersey -
American Water Company, Inc. Project)	5.70	10/1/39	5,000,000		5,371,600
New Jersey Educational Facilities Authority,
Revenue (Kean University Issue)	5.00	9/1/21	1,500,000		1,602,240
New Jersey Educational Facilities Authority,
Revenue (New Jersey Institute of
Technology Issue)	5.00	7/1/31	2,000,000		2,165,640
New Jersey Educational Facilities Authority,
Revenue (Princeton Theological
Seminary Issue) (Prerefunded)	5.00	7/1/20	5,000,000	[c]	5,533,500
New Jersey Educational Facilities Authority,
Revenue (Princeton University)	5.00	7/1/34	2,000,000		2,430,400
New Jersey Educational Facilities Authority,
Revenue (Princeton University)	5.00	7/1/34	1,000,000		1,215,200
New Jersey Educational Facilities Authority,
Revenue (Ramapo College of New Jersey
Issue)	5.00	7/1/42	3,000,000		3,272,970
New Jersey Educational Facilities Authority,
Revenue (Ramapo College of New Jersey)
(Insured; Assured Guaranty Municipal
Corporation)	5.00	7/1/34	2,000,000		2,325,020
New Jersey Educational Facilities Authority,
Revenue (Seton Hall University Issue)
(Prerefunded)	6.25	7/1/19	5,000,000	[c]	5,460,200
New Jersey Educational Facilities Authority,
Revenue (Stockton University Issue)
(Insured; Assured Guaranty Municipal
Corp.)	5.00	7/1/35	1,600,000		1,831,472
New Jersey Educational Facilities Authority,
Revenue (The College of New Jersey
Issue)	4.00	7/1/35	1,750,000		1,826,160
New Jersey Educational Facilities Authority,
Revenue (The William Paterson
University of New Jersey Issue)	5.00	7/1/22	2,165,000		2,476,197
New Jersey Educational Facilities Authority,
Revenue (The William Paterson
University of New Jersey Issue)	5.00	7/1/29	2,130,000		2,404,642
New Jersey Educational Facilities Authority,
Revenue (The William Paterson
University of New Jersey Issue)	5.00	7/1/30	2,255,000		2,547,428
New Jersey Educational Facilities Authority,
Revenue (The William Paterson
University of New Jersey Issue) (Insured;
Assured Guaranty Corp.)	5.00	7/1/38	225,000		231,104
New Jersey Educational Facilities Authority,
Revenue (The William Paterson
University of New Jersey Issue) (Insured;
Build America Mutual Assurance
Company)	5.00	7/1/30	2,025,000		2,385,086
New Jersey Health Care Facilities Financing
Authority,
Revenue (Hackensack University
Medical Center Issue) (Prerefunded)	5.00	1/1/20	1,060,000	[c]	1,153,566

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)		Value ($)
Long-Term Municipal Investments - 98.9% (continued)
New Jersey - 95.0% (continued)
New Jersey Health Care Facilities Financing
Authority,
Revenue (Atlantic Health System
Hospital Corporation Issue)	5.00	7/1/27	350,000		359,835
New Jersey Health Care Facilities Financing
Authority,
Revenue (Atlantic Health System
Hospital Corporation Issue)	4.00	7/1/41	7,500,000		7,710,225
New Jersey Health Care Facilities Financing
Authority,
Revenue (Barnabas Health Issue)
(Prerefunded)	5.63	7/1/21	3,000,000	[c]	3,482,400
New Jersey Health Care Facilities Financing
Authority,
Revenue (General Hospital Center at
Passaic, Inc. Obligated Group Issue)
(Insured; Assured Guaranty Municipal
Corp.) (Escrowed to Maturity)	6.75	7/1/19	220,000		234,511
New Jersey Health Care Facilities Financing
Authority,
Revenue (Hackensack Meridian Health)	5.00	7/1/39	1,500,000		1,723,290
New Jersey Health Care Facilities Financing
Authority,
Revenue (Hackensack University Medical
Center Issue) (Prerefunded)	5.00	1/1/20	1,720,000	[c]	1,873,441
New Jersey Health Care Facilities Financing
Authority,
Revenue (Inspira Health Obligated Group
Issue)	4.00	7/1/41	3,250,000		3,339,375
New Jersey Health Care Facilities Financing
Authority,
Revenue (Inspira Health Obligated Group
Issue)	5.00	7/1/46	3,000,000		3,365,520
New Jersey Health Care Facilities Financing
Authority,
Revenue (Inspira Health Obligated
Group)	5.00	7/1/42	3,500,000		3,977,015
New Jersey Health Care Facilities Financing
Authority,
Revenue (Kennedy Health System
Obligated Group Issue)	5.00	7/1/31	1,525,000		1,669,784
New Jersey Health Care Facilities Financing
Authority,
Revenue (Meridian Health System
Obligated Group Issue)	5.00	7/1/23	2,500,000		2,886,475
New Jersey Health Care Facilities Financing
Authority,
Revenue (Meridian Health System
Obligated Group Issue)	5.00	7/1/26	1,000,000		1,133,240
New Jersey Health Care Facilities Financing
Authority,
Revenue (Princeton HealthCare System
Issue)	5.00	7/1/39	2,000,000		2,243,680

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)		Value ($)
Long-Term Municipal Investments - 98.9% (continued)
New Jersey - 95.0% (continued)
New Jersey Health Care Facilities Financing
Authority,
Revenue (Robert Wood Johnson
Barnabas Health Obligated Group Issue)	5.00	7/1/43	3,500,000		3,940,580
New Jersey Health Care Facilities Financing
Authority,
Revenue (Robert Wood Johnson
University Hospital Issue) (Prerefunded)	5.00	1/1/20	4,950,000	[c]	5,391,589
New Jersey Health Care Facilities Financing
Authority,
Revenue (Saint Barnabas Health Care
System Issue) (Insured; National Public
Finance Guarantee Corp.) (Escrowed to
Maturity)	0.00	7/1/23	2,280,000	[a]	2,035,607
New Jersey Health Care Facilities Financing
Authority,
Revenue (Saint Joseph's Healthcare
System Obligated Group Issue)	5.00	7/1/41	1,000,000		1,090,160
New Jersey Health Care Facilities Financing
Authority,
Revenue (St. Joseph's Healthcare
Systems Obligation Group)	5.00	7/1/36	2,790,000		3,069,949
New Jersey Health Care Facilities Financing
Authority,
Revenue (University Hospital Issue)
(Insured; Assured Guaranty Municipal
Corp.)	5.00	7/1/46	2,000,000		2,230,880
New Jersey Health Care Facilities Financing
Authority,
Revenue (Virtua Health Issue) (Insured;
Assured Guaranty Corp.)	5.50	7/1/38	5,000,000		5,349,650
New Jersey Health Care Facilities Financing
Authority,
State Contract Revenue (Hospital Asset
Transformation Program)	5.25	10/1/38	10,635,000		10,900,131
New Jersey Higher Education Student
Assistance Authority,
Senior Student Loan Revenue	5.00	12/1/21	1,800,000		2,006,658
New Jersey Higher Education Student
Assistance Authority,
Student Loan Revenue	5.00	12/1/25	500,000		532,760
New Jersey Higher Education Student
Assistance Authority,
Student Loan Revenue	5.00	12/1/26	1,265,000		1,346,023
New Jersey Higher Educational Assistance
Authority,
Student Loan Revenue	5.00	12/1/27	1,000,000		1,151,420
New Jersey Housing and Mortgage Finance
Agency,
Multi-Family Revenue	4.95	5/1/41	7,000,000		7,219,660
New Jersey Housing and Mortgage Finance
Agency,
SFHR	5.20	10/1/25	3,555,000		3,679,141
New Jersey Housing and Mortgage Finance
Agency,
SFHR	6.38	10/1/28	215,000		215,067

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)		Value ($)
Long-Term Municipal Investments - 98.9% (continued)
New Jersey - 95.0% (continued)
New Jersey Institute of Technology,
GO	5.00	7/1/31	3,385,000		3,965,121
New Jersey Institute of Technology,
Revenue	5.00	7/1/32	695,000		781,048
New Jersey Institute of Technology,
Revenue (Prerefunded)	5.00	7/1/22	305,000	[c]	355,420
New Jersey Transportation Trust Fund
Authority,
(Transportation System)	5.50	12/15/23	7,000,000		8,072,960
New Jersey Transportation Trust Fund
Authority,
(Transportation System)	5.50	6/15/31	2,500,000		2,741,800
New Jersey Transportation Trust Fund
Authority,
(Transportation System)	6.00	12/15/38	6,565,000		6,891,215
New Jersey Transportation Trust Fund
Authority,
(Transportation System) (Insured;
AMBAC)	5.25	12/15/22	5,000,000		5,658,550
New Jersey Transportation Trust Fund
Authority,
(Transportation System) (Insured;
AMBAC)	0.00	12/15/24	1,000,000	[a]	794,210
New Jersey Transportation Trust Fund
Authority,
(Transportation System) (Insured;
AMBAC)	5.00	12/15/32	3,000,000		3,020,580
New Jersey Transportation Trust Fund
Authority,
(Transportation System) (Insured;
Assured Guaranty Municipal Corp.)	0.00	12/15/33	20,000,000	[a]	10,557,800
New Jersey Turnpike Authority,
Revenue	5.00	1/1/31	2,500,000		2,977,050
New Jersey Turnpike Authority,
Revenue	5.00	1/1/35	1,500,000		1,751,385
New Jersey Turnpike Authority,
Revenue, Refunding	5.00	1/1/40	1,000,000		1,168,650
New Jersey Turnpike Authority,
Turnpike Revenue	5.00	1/1/23	2,000,000		2,328,240
New Jersey Turnpike Authority,
Turnpike Revenue	5.00	1/1/25	3,000,000		3,598,200
New Jersey Turnpike Authority,
Turnpike Revenue	5.00	1/1/26	2,000,000		2,315,160
New Jersey Turnpike Authority,
Turnpike Revenue	5.00	1/1/34	2,000,000		2,319,740
New Jersey Turnpike Authority,
Turnpike Revenue	5.00	1/1/35	3,000,000		3,357,510
New Jersey Turnpike Authority,
Turnpike Revenue	5.00	1/1/45	4,000,000		4,551,480
New Jersey Turnpike Authority,
Turnpike Revenue (Insured; Assured
Guaranty Municipal Corp.)	5.25	1/1/27	3,000,000		3,742,410
New Jersey Turnpike Authority,
Turnpike Revenue (Insured; National
Public Finance Guarantee Corp.)	1.54	1/1/30	5,500,000	[d,e]	5,500,000

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)		Value ($)
Long-Term Municipal Investments - 98.9% (continued)
New Jersey - 95.0% (continued)
New Jersey Turnpike Authority,
Turnpike Revenue (Prerefunded)	5.25	1/1/19	5,420,000	[c]	5,711,542
North Hudson Sewerage Authority,
Gross Revenue Senior Lien Lease
Certificates (Master Lease Agreement)	5.00	6/1/24	605,000		687,855
North Hudson Sewerage Authority,
Gross Revenue Senior Lien Lease
Certificates (Master Lease Agreement)	5.00	6/1/42	10,320,000		11,326,406
North Hudson Sewerage Authority,
Gross Revenue Senior Lien Lease
Certificates (Master Lease Agreement)
(Prerefunded)	5.00	6/1/22	395,000	[c]	459,369
North Jersey District Water Supply
Commission,
Sewer Revenue (Wanaque South Project)
(Insured; National Public Finance
Guarantee Corp.) (Escrowed to Maturity)	6.00	7/1/19	495,000		524,547
Port Authority of New York and New Jersey,
(Consolidated Bonds, 167th Series)	5.00	9/15/24	2,400,000		2,680,536
Port Authority of New York and New Jersey,
(Consolidated Bonds, 167th Series)	5.50	9/15/26	7,600,000		8,615,436
Port Authority of New York and New Jersey,
(Consolidated Bonds, 172nd Series)	5.00	10/1/33	5,000,000		5,592,850
Port Authority of New York and New Jersey,
(Consolidated Bonds, 178th Series)	5.00	12/1/24	2,000,000		2,357,280
Port Authority of New York and New Jersey,
(Consolidated Bonds, 185th Series)	5.00	9/1/31	2,270,000		2,623,938
Port Authority of New York and New Jersey,
(Consolidated Bonds, 186th Series)	5.00	10/15/21	2,555,000		2,911,499
Port Authority of New York and New Jersey,
(Consolidated Bonds, 186th Series)	5.00	10/15/44	9,730,000		11,029,928
Port Authority of New York and New Jersey,
(Consolidated Bonds, 195th Series)	5.00	10/1/35	4,295,000		4,975,843
Port Authority of New York and New Jersey,
(Consolidated Bonds, 93rd Series)	6.13	6/1/94	3,000,000		3,749,970
Port Authority of New York and New Jersey,
Special Project Revenue (JFK
International Air Terminal LLC Project)	5.00	12/1/20	2,000,000		2,178,140
Rahway Valley Sewerage Authority,
Sewer Revenue (Insured; National Public
Finance Guarantee Corp.)	0.00	9/1/30	7,550,000	[a]	5,077,752
Rutgers, The State University,
GO	5.00	5/1/26	5,000,000		5,806,700
Rutgers, The State University,
GO	5.00	5/1/34	1,600,000		1,853,792
Salem County Pollution Control Financing
Authority,
PCR (Chambers Project)	5.00	12/1/23	1,000,000		1,084,500
South Jersey Port Corporation,
Marine Terminal Revenue	5.75	1/1/23	4,000,000		4,289,760
South Jersey Port Corporation,
Marine Terminal Revenue (Insured;
Assured Guaranty Corp.) (Prerefunded)	5.75	1/1/19	1,900,000	[c]	2,014,513
South Jersey Port Corporation,
Marine Terminal Revenue (Insured;
Assured Guaranty Corp.) (Prerefunded)	5.88	1/1/19	1,500,000	[c]	1,592,745

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)	Value ($)
Long-Term Municipal Investments - 98.9% (continued)
New Jersey - 95.0% (continued)
South Jersey Transportation Authority,
Transportation System Revenue	5.00	11/1/23	4,250,000	4,793,617
Tobacco Settlement Financing Corporation
of New Jersey,
Tobacco Settlement Asset-Backed Bonds	4.63	6/1/26	4,000,000	4,003,800
Tobacco Settlement Financing Corporation
of New Jersey,
Tobacco Settlement Asset-Backed Bonds	5.00	6/1/29	1,600,000	1,600,080
Tobacco Settlement Financing Corporation
of New Jersey,
Tobacco Settlement Asset-Backed Bonds	4.75	6/1/34	2,800,000	2,737,056
Tobacco Settlement Financing Corporation
of New Jersey,
Tobacco Settlement Asset-Backed Bonds	5.00	6/1/41	13,050,000	12,760,290
				444,869,905
New York - .8%
Port Authority of New York and New Jersey,
(Consolidated Bonds, 184th Series)	5.00	9/1/32	3,000,000	3,540,810
Pennsylvania - 1.4%
Delaware River Joint Toll Bridge
Commission,
Bridge System Revenue	5.00	7/1/37	2,500,000	2,917,750
Delaware River Port Authority,
Revenue	5.00	1/1/30	3,500,000	3,775,485
				6,693,235
U.S. Related - 1.7%
Guam,
Business Privilege Tax Revenue	5.00	1/1/31	1,100,000	1,161,534
Guam,
Business Privilege Tax Revenue	5.00	1/1/42	1,000,000	1,035,940
Guam Waterworks Authority,
Water and Wastewater System Revenue	5.00	1/1/46	2,000,000	2,135,720
Puerto Rico Highway & Transportation
Authority,
Highway Revenue (Insured; Assured
Guaranty Municipal Corporation)	5.25	7/1/34	3,000,000	3,462,480
				7,795,674
Total Investments (cost $433,876,372)			98.9%	462,899,624
Cash and Receivables (Net)			1.1%	5,346,226
Net Assets			100.0%	468,245,850

[a] Security issued with a zero coupon. Income is recognized through the accretion of discount.
[b] Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2017, these securities were valued at $2,516,350 or .54% of net assets.
[c] These securities are prerefunded; the date shown represents the prerefunded date. Bonds which are prerefunded are collateralized by
U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.
[d] Variable rate security—rate shown is the interest rate in effect at period end. Date shown represents the earlier of the next interest reset date or ultimate maturity date.
[e] Auction Rate Security-interest rate is reset periodically under an auction process that is conducted by an auction agent. Rate shown is the interest rate in effect at period end.

STATEMENT OF INVESTMENTS
Dreyfus New Jersey Municipal Bond Fund, Inc.
September 30, 2017 (Unaudited)

The following is a summary of the inputs used as of September 30, 2017 in valuing the fund’s investments:

Level 3 -
	Level 1 -	Level 2 - Other	Significant
	Unadjusted Quoted	Significant	Unobservable
	Prices	Observable Inputs	Inputs	Total
Assets ($)
Investments in Securities:
Municipal Bonds†	-	462,899,624	-	462,899,624

†	See Statement of Investments for additional detailed categorizations.

NOTES

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued each business day by an independent pricing service (the “Service”) approved by the fund's Board Members (the "Board") Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments (which constitute a majority of the portfolio securities) are carried at

NOTES

fair value as determined by the Service, based on methods which include consideration of the following: yields or prices of municipal securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. All of the preceding securities are generally categorized within Level 2 of the fair value hierarchy.

The Service is engaged under the general supervision of the Board.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are generally categorized within Level 3 of the fair value hierarchy.

At September 30, 2017, accumulated net unrealized appreciation on investments was $29,023,252, consisting of $30,607,438 gross unrealized appreciation and $1,584,186 gross unrealized depreciation.

At September 30, 2017, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.

Item 2.             Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.             Exhibits.

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

FORM N-Q

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus New Jersey Municipal Bond Fund, Inc.

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak

            President

Date:    November 16, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak

            President

Date:    November 16, 2017

By:       /s/ James Windels

            James Windels

            Treasurer

Date:    November 16, 2017

EXHIBIT INDEX

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)